Revenue from Contracts with Customers - Summary of Disaggregation of Percentage of Passengers by Source Market (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	100.00%	100.00%	100.00%	100.00%
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	88.10%	88.10%	89.00%	89.10%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of passengers by source market	11.90%	11.90%	11.00%	10.90%